Interest rate benchmark reform (Narrative) (Details) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Description of how entity is managing process to transition to alternative benchmark rates for hedging relationships	How the Group is managing the transition to alternative benchmark rates Barclays has established a Group-wide LIBOR Transition Programme, with oversight from the Group Finance Director. The Programme spans all business lines and has cross-functional governance which includes Legal, Conduct Risk, Client Engagement and Communications, Risk, and Finance. The Transition Programme aims to drive strategic execution, and identify, manage and resolve key risks and issues as they arise. Accountable Executives are in place within key working groups across businesses and workstreams. Barclays’ transition plans primarily focus on G5 currencies while providing quarterly updates on progress and exposures to the PRA/FCA and other regulators as required. The Transition Programme follows a risk based approach, using recognised ‘change delivery’ control standards, to drive strategic execution, and identify, manage and resolve key risks and issues as they arise. Accountable Executives are in place within key working groups, with overall Board oversight delegated to the Board Risk Committee and the Group Finance Director. Barclays performs a prominent stewardship role to drive orderly transition via our representation on official sector and industry working groups across all major jurisdictions and product classes. Additionally, the Group Finance Director is Chair of the UK’s ‘Working Group on Sterling Risk-Free Reference Rates’, whose mandate is to catalyse a broad-based transition to using SONIA (‘Sterling Overnight Index Average’) as the primary sterling interest rate benchmark in bond, loan and derivatives markets. Approaches to transition exposure expiring post the expected end dates for LIBOR vary by product and nature of counterparty. The Group is actively engaging with the counterparties to transition or include appropriate fallback provisions and transition mechanisms in its floating rate assets and liabilities with maturities after 2021, when most IBORs are expected to cease to be published. For the derivative population, adherence to the ISDA IBOR Fallbacks Protocol now provides Barclays with an efficient mechanism to amend outstanding trades to incorporate fallbacks. Beyond the ISDA IBOR Fallbacks Protocol, there will be options to terminate or bilaterally agree new terms with counterparties. Barclays expects derivative contracts facing central clearing counterparties to follow a market-wide, standardised approach to reform. Market participants are currently awaiting publication of the results of ICE Benchmark Administration’s consultation on plans to cease publication of most LIBORs at end 2021, with certain, actively used USD LIBOR tenors continuing to be provided until end June 2023. The FCA expects to enable publication of a synthetic LIBOR rate for at least certain actively used GBP LIBOR tenors to facilitate roll-off of relevant contracts that cannot be actively transitioned by end 2021. Progress made during 2020 During 2020, the Group has successfully delivered Alternative RFR product capabilities and alternatives to LIBOR across loans, bonds and derivatives. Good progress has been made in relation to client outreach and we have been actively engaging with customers and counterparties to transition or include the appropriate fallback provisions. The Group has in place detailed plans, processes and procedures to support the transition of the remainder during 2021. Barclays has adhered to the ISDA IBOR Fallbacks Protocol for its major derivative dealing entities and we continue to track progress and engage with clients on their own adherence. Following the progress made during 2020, the Group continues to deliver technology and business process changes to ensure operational readiness in preparation for LIBOR cessation and transitions to RFRs that will be necessary during 2021 in line with official sector expectations and milestones. Risks to which the Group is exposed as a result of the transition IBOR reform exposes the Group to various risks, which are being managed through the LIBOR Transition Programme. The material risks identified include those set out below: Conduct and Litigation Risk: This is the risk that poor customer outcomes are brought about as a direct result of inappropriate or negligent conduct on the part of Barclays, in connection with IBOR transition. Operational Risk: The LIBOR Transition Programme cuts across all businesses and functions. There are a number of implementation challenges arising from transition, including technology, operations, client communication and the measurement of valuation, giving rise to additional operational risks. Market Risk: Changes to Barclays Market Risk profile are expected due to IBOR transition. These changes are expected to be managed within risk appetite. IBOR transition will also impact the basis risk profile both at the cessation event (when broadly all LIBOR contracts fall back to alternatives) as well as in the interim period when alternative rates are referenced in contracts. Counterparty Credit Risk: LIBOR replacement presents an increased risk of clients wishing to renegotiate the terms of existing transactions. This is dependent on client behaviour and the outcome of resulting negotiations and could change the credit risk profile of client exposure. Financial Risk: There is a risk to Barclays and its clients that markets are disrupted due to IBOR reform. This could give rise to financial losses should Barclays be unable to operate effectively in financial markets. Accounting Risk: This would occur if the hedged items and hedging instruments of Barclays hedging relationships were to transition away from IBORs: at different times; to different benchmarks; or using divergent methodologies resulting in significant volatility to the income statement either through hedge accounting ineffectiveness or failure of the hedge accounting relationships. A disorderly cessation of LIBOR would carry substantial economic, legal, regulatory, reputational and operational risks for Barclays and the industry in general. Barclays’ expectation is that the transition away from LIBOR will be carefully managed and that measures including the broad adoption of ISDA IBOR Fallbacks Protocol, the approach the Central Clearing Counterparties are expected to follow, proactive client engagement, regulatory action and/or terminating or bilaterally amending contracts where clients do not wish to adopt new conventions (e.g. ISDA IBOR Fallbacks Protocol), can mitigate the risks associated with a disorderly cessation. The Group does not expect material changes to its risk management approach and strategy as a result of interest rate benchmark reform.
IBOR reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	£ 12,850,082
IBOR reform [member] | Provision for retained issuance
Disclosure of financial instruments by type of interest rate [line items]
Retained debt issuance	28,000
IBOR reform [member] | Cross currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	£ 264,000